Consolidated balance sheet - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	$ 304,481	$ 154,099
Items in the course of collection from other banks	4,094	4,956
Hong Kong Government certificates of indebtedness	40,420	38,380
Trading assets	231,990	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	45,553	43,627
Derivatives	307,726	242,995
Loans and advances to banks and other financial institutions	81,616	69,203
Loans and advances to customers	1,037,987	1,036,743
Reverse repurchase agreements – non-trading	230,628	240,862
Financial investments	490,693	443,312
Prepayments, accrued income and other assets	156,412	136,680
Current tax assets	954	755
Interests in associates and joint ventures	26,684	24,474
Goodwill and intangible assets	20,443	20,163
Deferred tax assets	4,483	4,632
Total assets	2,984,164	2,715,152
Liabilities
Hong Kong currency notes in circulation	40,420	38,380
Deposits by banks	82,080	59,022
Customer accounts	1,642,780	1,439,115
Repurchase agreements – non-trading	111,901	140,344
Items in the course of transmission to other banks	4,343	4,817
Trading liabilities	75,266	83,170
Financial liabilities designated at fair value	157,439	164,466
Derivatives	303,001	239,497
Debt securities in issue	95,492	104,555
Accruals, deferred income and other liabilities	128,624	118,156
Current tax liabilities	690	2,150
Liabilities under insurance contracts	107,191	97,439
Provisions	3,678	3,398
Deferred tax liabilities	4,313	3,375
Subordinated liabilities	21,951	24,600
Total liabilities	2,779,169	2,522,484
Equity
Called up share capital	10,347	10,319
Share premium account	14,277	13,959
Other equity instruments	22,414	20,871
Other reserves	8,833	2,127
Retained earnings	140,572	136,679
Total shareholders’ equity	196,443	183,955
Non-controlling interests	8,552	8,713
Total equity	204,995	192,668
Total liabilities and equity	2,984,164	2,715,152
HSBC Holdings
Assets
Cash and balances with HSBC undertakings	2,913	2,382
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	65,253	61,964
Derivatives	4,698	2,002
Loans and advances to banks and other financial institutions	10,443	10,218
Financial investments	17,485	16,106
Prepayments, accrued income and other assets	1,445	559
Current tax assets	0	203
Investments in subsidiaries	160,660	161,473
Intangible assets	276	333
Total assets	263,173	255,240
Liabilities
Amounts owed to HSBC undertakings	330	464
Financial liabilities designated at fair value	25,664	30,303
Derivatives	3,060	2,021
Debt securities in issue	64,029	56,844
Accruals, deferred income and other liabilities	4,865	1,915
Current tax liabilities	71	0
Deferred tax liabilities	438	288
Subordinated liabilities	17,916	18,361
Total liabilities	116,373	110,196
Equity
Called up share capital	10,347	10,319
Share premium account	14,277	13,959
Other equity instruments	22,414	20,743
Other reserves	34,757	37,539
Retained earnings	65,005	62,484
Total equity	146,800	145,044
Total liabilities and equity	$ 263,173	$ 255,240